Offerings	Jul. 14, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Amcor plc Ordinary shares, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933 as amended, (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to the anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In reliance on Rules 456(b) and 457(r) under the Securities Act, the registrant hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Amcor plc Preferred shares, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amcor plc Debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amcor plc Guarantees of debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1. Amcor plc will fully and unconditionally guarantee debt securities issued by Amcor Finance (USA), Inc. ("AFUI"), Amcor UK Finance plc ("Amcor UK"), Amcor Group Finance plc ("AGF"), Amcor International UK plc ("Amcor International UK"), Amcor Flexibles North America, Inc. ("Amcor Flexibles North America") and/or Berry Global, Inc. ("Berry Global"). In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Amcor plc Warrants
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amcor Finance (USA), Inc. Debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amcor Finance (USA), Inc. Guarantees of debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1. AFUI will fully and unconditionally guarantee debt securities issued by Amcor plc, Amcor UK, AGF, Amcor International UK, Amcor Flexibles North America and/or Berry Global. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amcor UK Finance plc Debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amcor UK Finance plc Guarantees of debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1. Amcor UK will fully and unconditionally guarantee debt securities issued by Amcor plc, AFUI, AGF, Amcor International UK, Amcor Flexibles North America and/or Berry Global. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amcor Group Finance plc Debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amcor Group Finance plc Guarantees of debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1. AGF will fully and unconditionally guarantee debt securities issued by Amcor plc, AFUI, Amcor UK, Amcor International UK, Amcor Flexibles North America and/or Berry Global. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amcor International UK plc Debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amcor International UK plc Guarantees of debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1. Amcor International UK will fully and unconditionally guarantee debt securities issued by Amcor plc, AFUI, Amcor UK, AGF, Amcor Flexibles North America and/or Berry Global. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 14
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amcor Flexibles North America, Inc. Debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 15
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amcor Flexibles North America, Inc. Guarantees of debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1. Amcor Flexibles North America will fully and unconditionally guarantee debt securities issued by Amcor plc, AFUI, Amcor UK, AGF, Amcor International UK and/or Berry Global. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 16
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Berry Global Group, Inc. Guarantees of debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1. Berry Global Group, Inc. will fully and unconditionally guarantee debt securities issued by Amcor plc, AFUI, Amcor UK, AGF, Amcor International UK, Amcor Flexibles North America and/or Berry Global. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 17
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Berry Global, Inc. Debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 18
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Berry Global, Inc. Guarantees of debt securities
Fee Rate	0.01531%
Offering Note	See offering note 1. Berry Global will fully and unconditionally guarantee debt securities issued by Amcor plc, AFUI, Amcor UK, AGF, Amcor International UK and/or Amcor Flexibles North America. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of debt securities being registered.